Summary of Significant Accounting Policies (Q2) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Presentation
Basis of Presentation
The accompanying unaudited consolidated financial statements have been prepared in accordance with GAAP and include accounts of Passage Bio, Inc. and its wholly-owned subsidiary, which are collectively referred to herein as the Company. All intercompany balances and transactions have been eliminated in consolidation. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the ASC and Accounting Standards Updates, or ASUs, promulgated by the FASB.
On July 14, 2025, the Company effected a 1-for-20 reverse stock split of its common stock, or the Reverse Stock Split. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who were otherwise entitled to receive fractional shares received the number of shares of common stock as rounded up to the nearest whole share. All share and per share amounts in these consolidated financial statements and notes thereto, including the stock options, restricted stock units, and employee stock purchase plan activity, have been adjusted retroactively to reflect the Reverse Stock Split for all periods presented.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States, or GAAP. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the ASC and Accounting Standard Updates, or ASUs, promulgated by the FASB.
On July 14, 2025, the Company effected a 1-for-20 reverse stock split of its common stock, or the Reverse Stock Split. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who were otherwise entitled to receive fractional shares received the number of shares of Common Stock as rounded up to the nearest whole share. All share and per share amounts in these financial statements and notes thereto, including the stock options, restricted stock units, and employee stock purchase plan activity, have been adjusted retroactively to reflect the Reverse Stock Split for all periods presented.

Interim Consolidated Financial Statements
Interim Consolidated Financial Statements
The accompanying unaudited interim consolidated financial statements have been prepared from the books and records of the Company in accordance with GAAP for interim financial information and Rule 10-01 of Regulation S-X promulgated by the SEC, which permits reduced disclosures for interim periods. All adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the accompanying consolidated balance sheets, consolidated statements of operations and comprehensive loss, consolidated stockholders’ equity, and consolidated cash flows have been made. Although these interim consolidated financial statements do not include all of the information and notes required for complete annual consolidated financial statements, management believes the disclosures are adequate to make the information presented not misleading. Unaudited interim consolidated results of operations and cash flows are not necessarily indicative of the results that may be expected for the full year. Unaudited interim consolidated financial statements and notes should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s 2025 Annual Report filed on Form 10-K.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Estimates and assumptions are periodically reviewed, and the effects of the revisions are reflected in the accompanying consolidated financial statements in the period they are determined to be necessary.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Estimates and assumptions are periodically reviewed, and the effects of the revisions are reflected in the accompanying financial statements in the period they are determined to be necessary.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Management believes that the carrying amounts of the Company’s financial instruments, including cash equivalents, prepaid expenses, and accounts payable, approximate fair value due to the short-term nature of those instruments.

Fair Value of Financial Instruments
Management believes that the carrying amounts of the Company’s financial instruments, including cash equivalents, prepaid expenses, and accounts payable, approximate fair value due to the short-term nature of those instruments.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains a deposit account in a federally insured financial institution in excess of federally insured limits. The Company also maintains a portfolio of money market funds, which is diversified to limit exposure related to counterparty and industry risks. The Company maintains an investment policy which dictates the allocation of funds within its portfolio of money market funds. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash and cash equivalents beyond the normal credit risk associated with commercial banking relationships and money market funds.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains a deposit account in a federally insured financial institution in excess of federally insured limits. The Company also maintains a portfolio of money market funds, which is diversified to limit exposure related to counterparty and industry risks. The Company maintains an investment policy which dictates the allocation of funds within its portfolio of money market funds. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash and cash equivalents beyond the normal credit risk associated with commercial banking relationships and money market funds.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly-liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents as of June 30, 2026 consisted of money market funds. Cash consists of cash deposits at banking institutions. As of June 30, 2025, all of the Company’s marketable securities matured and the proceeds were invested into money market funds, which are included in cash and cash equivalents on the Company’s consolidated balance sheet.
The Company had cash and cash equivalents of $24.2 million and $46.3 million as of June 30, 2026 and December 31, 2025, respectively.

Cash and Cash Equivalents
The Company considers all highly-liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents as of December 31, 2025 consisted of money market funds. Cash consists of cash deposits at banking institutions.

Marketable Securities
Marketable Securities
The Company classifies its marketable securities with original maturities of greater than three months as available-for-sale. These securities are carried at fair market value, with unrealized gains and losses reported in comprehensive loss and accumulated other comprehensive income (loss) within stockholders’ equity. Any premium or discount arising at purchase of debt securities is amortized and/or accreted over the term of the security to other income (expense), net. Gains or losses on marketable securities sold are recognized as a component of other income (expense), net in the consolidated statement of operations and comprehensive loss on the specific identification method. All marketable securities are available for use, as needed, to fund operations and therefore, the Company classifies all marketable securities as current assets within the consolidated balance sheet. As of June 30, 2026, the Company had no marketable securities.

Marketable Securities
The Company classifies its marketable securities with original maturities of greater than three months as available-for-sale. The Company held no marketable securities as of December 31, 2025. Marketable securities as of December 31, 2024 consisted of various securities as described in Note 4. Marketable securities are carried at fair market value, with unrealized gains and losses reported in comprehensive loss and accumulated other comprehensive income (loss) within stockholders’ equity. Any premium or discount arising at purchase of debt securities is amortized and/or accreted over the term of the security to other income (expense), net. Gains or losses on marketable securities sold are recognized as a component of other income (expense), net in the statement of operations and comprehensive loss on the specific identification method. All marketable securities are available for use, as needed, to fund operations and therefore, the Company classifies all marketable securities as current assets within the balance sheet.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net consists of laboratory equipment, office equipment, computer hardware and software, furniture and fixtures, and leasehold improvements and is initially recorded at cost. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Property and equipment are depreciated on a straight-line basis over their estimated useful lives. The Company estimates useful life on an asset-by-asset basis, which generally consists of three years for computer hardware and software, five years for office equipment, five years for laboratory equipment, and seven years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset.
When property and equipment are retired or otherwise disposed of, the costs and accumulated depreciation and amortization are removed from the respective accounts, with any resulting gain or loss recognized concurrently.
The Company reviews long-lived assets, such as property and equipment, for impairment when events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. The Company did not recognize any impairment expenses for long-lived assets for the six months ended June 30, 2026. The Company recognized impairment expenses for laboratory equipment and certain other assets of $2.6 million for the six months ended June 30, 2025.

Property and Equipment, Net
Property and equipment, net consists of laboratory equipment, office equipment, computer hardware and software, furniture and fixtures, and leasehold improvements and is initially recorded at cost. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Property and equipment are depreciated on a straight-line basis over their estimated useful lives. The Company estimates useful life on an asset-by-asset basis, which generally consists of three years for computer hardware and software, five years for office equipment, five years for laboratory equipment, and seven years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset.
When property and equipment are retired or otherwise disposed of, the costs and accumulated depreciation and amortization are removed from the respective accounts, with any resulting gain or loss recognized concurrently. The Company recognized de minimis losses on disposals of property and equipment for the year ended December 31, 2025. The Company did not recognize any losses on disposals of property and equipment for the year ended December 31, 2024.
The Company reviews long-lived assets, such as property and equipment, for impairment when events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. The Company recognized impairment expenses for property and equipment of $3.5 million for the year ended December 31, 2025, $2.5 million of which was for lab equipment, $0.9 of which was for leasehold improvements, and $0.1 million of which was for certain other assets.
As a result of the Company’s January 2025 announcement to reduce its overall workforce and cease its lab operations, the Company reassessed asset groups at its lab in Hopewell, New Jersey, and evaluated such asset groups for impairment under FASB ASC Topic 360, Long-lived assets: Impairment or disposal of long-lived assets. The Company determined the laboratory equipment was a separate asset group based on management’s implemented plans to sell the laboratory equipment and estimated the fair value of the laboratory equipment based on the estimated future cash flows from the sale of such equipment, resulting in impairment of laboratory equipment and certain other assets of $2.6 million. Subsequent to recording the impairment, the Company sold substantially all the laboratory equipment and certain other assets for $1.2 million.
In December 2025, the Company determined triggering events were present based on rental market activity. The Company determined whether an impairment indicator was present for each of the asset groups. Where an impairment indicator was present, the Company compared the estimated undiscounted cash flows to the carrying values, which includes ROU assets and leasehold improvements allocable to the laboratory space for those asset groups. The Company concluded the carrying value of one asset group was not recoverable as it exceeded the estimated undiscounted cash flows. With support from a valuation specialist, the Company estimated the fair value of that asset group by creating a discounted cash flow model which incorporated the net identifiable estimated cash flows for the remaining term of the Laboratory Lease Agreement and an estimated market participant subtenant borrowing rate and compared that to the carrying value of the asset group, resulting in impairment to leasehold improvements of $0.9 million. The impairment expense for the leasehold improvements relate to the proportional allocation of total impairment recognized for the asset group subject to impairment testing.
The Company recognized impairment expenses for property and equipment and certain other assets of $2.7 million for the year ended December 31, 2024, which primarily relates to the proportional allocation of total impairments recognized for asset groups subject to impairment testing as further described in Note 10.

Leasing
Leasing
The Company evaluates leases at their inception to determine if they are an operating lease or a finance lease. During the six months ended June 30, 2026 and 2025, the Company classified all leases with terms greater than one year, as operating leases.
The Company recognizes assets and liabilities for operating leases at their inception, based on the present value of all payments due under the lease agreement. The Company uses its incremental borrowing rate to determine the present value of operating leases, which is determined by referencing collateralized borrowing rates for debt instruments with terms similar to the respective lease. The Company utilizes the accounting policy election to not separate lease and non-lease components and the accounting policy election to not apply the recognition requirement to leases with a term of 12 months or less.
When assets and liabilities for operating leases are written off, the balances are removed from the respective accounts, with any resulting gain or loss recognized concurrently.
The Company reviews long-lived assets, such as right of use assets, or ROU assets, for impairment when events or changes indicate the carrying amount of the ROU assets may not be recoverable. The Company did not recognize any impairment expenses for ROU assets for the three and six months ended June 30, 2026 or 2025.

Leasing
The Company evaluates leases at their inception to determine if they are an operating lease or a finance lease. As of December 31, 2025, the Company has classified all leases with terms greater than one year, as operating leases.
The Company recognizes assets and liabilities for operating leases at their inception, based on the present value of all payments due under the lease agreement. The Company uses its incremental borrowing rate to determine the present value of operating leases, which is determined by referencing collateralized borrowing rates for debt instruments with terms similar to the respective lease. The Company utilizes the accounting policy election to not separate lease and non-lease components and the accounting policy election to not apply the recognition requirement to leases with a term of 12 months or less.
The Company reviews long-lived assets, such as right of use assets, or ROU assets, for impairment when events or changes indicate the carrying amount of the ROU assets may not be recoverable. The Company recognized impairment expenses for ROU assets of $2.6 million and $2.5 million in the years ended December 31, 2025 and 2024, respectively. These impairment expenses include the proportional allocation of total impairments recognized for the asset groups subject to impairment testing as further described in Note 10.

Research and Development
Research and Development
Research and development costs are expensed as incurred and consist primarily of expenses incurred with the University of Pennsylvania’s Gene Therapy Program, or GTP, and Gemma, contract research organizations, contract manufacturing organizations, internal analytical and testing activities, and employee-related expenses, including salaries, benefits, and share-based compensation. Management makes estimates of the Company’s external accrued research and development expenses, which primarily relate to contract research organizations and contract manufacturing organizations, as of each consolidated balance sheet date in the Company’s consolidated financial statements based on an estimate of progress to completion of specific tasks using facts and circumstances known to the Company at that time. The Company determines the estimates by reviewing contracts, vendor agreements, change orders, and through discussions with the Company’s internal clinical personnel and external service providers as to the progress to completion of services and the agreed-upon fee to be paid for such services. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual and related expenses accordingly.

Research and Development
Research and development costs are expensed as incurred and consist primarily of expenses incurred with the University of Pennsylvania’s Gene Therapy Program, or GTP, and Gemma Biotherapeutics, Inc., or Gemma, contract research organizations, contract manufacturing organizations, internal analytical and testing activities, and employee-related expenses, including salaries, benefits, and share-based compensation. Management makes estimates of the Company’s external accrued research and development expenses, which primarily relates to contract research organizations and contract manufacturing organizations, as of each balance sheet date in the Company’s financial statements based on an estimate of progress to completion of specific tasks using facts and circumstances known to the Company at that time. The Company determines the estimates by reviewing contracts, vendor agreements, change orders, and through discussions with the Company’s internal clinical personnel and external service providers as to the progress to completion of services and the agreed-upon fee to be paid for such services. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual and related expenses accordingly.

Other Income (Expense), Net
Other Income (Expense), Net
Other income (expense), net consists of interest earned on cash equivalents and marketable securities, amortization of premium and discount on marketable securities, and income from subleases.
The Company recorded $0.5 million to other income (expense), net for the three months ended June 30, 2026, which consisted of $0.3 million attributable to interest income and $0.2 million related to income from subleases.
The Company recorded $1.0 million to other income (expense), net for the three months ended June 30, 2025, which consisted of $0.6 million attributable to interest income and the amortization of premium and discount on the Company’s marketable securities and $0.4 million related to income from subleases.
The Company recorded $1.1 million to other income (expense), net for the six months ended June 30, 2026, which consisted of $0.5 million attributable to interest income and $0.6 million related to income from subleases.
The Company recorded $2.0 million to other income (expense), net for the six months ended June 30, 2025, which consisted of $1.3 million attributable to interest income and the amortization of premium and discount on the Company’s marketable securities and $0.7 million related to income from subleases.

Other Income (Expense), Net
Other income (expense), net consists of interest earned on cash equivalents and marketable securities, amortization of premium and discount on marketable securities, income from subleases, and the sale of certain tax credits.
The Company recorded $3.8 million to other income (expense), net for the year ended December 31, 2025, which consisted of $2.3 million attributable to interest income and the amortization of premium and discount on the Company’s marketable securities and $1.5 million from sublease income.
The Company recorded $5.6 million to other income (expense), net for the year ended December 31, 2024, which consisted of $4.3 million attributable to interest income and the amortization of premium and discount on the Company’s marketable securities, $1.0 million from sublease income, and $0.3 million related to the sale of certain tax credits.

Share-Based Compensation
Share-Based Compensation
The Company measures share-based awards at grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company’s share-based compensation consists of restricted stock units, or RSUs, and options to purchase common stock, or stock option awards.
The Company uses the Black-Scholes option pricing model to value its stock option awards.
Estimating the fair value of stock option awards requires the input of assumptions, including the expected term of stock options and stock price volatility. The assumptions used in estimating the fair value of share-based awards represent management’s estimate and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, share-based compensation expense could be materially different for future awards.
Prior to 2026, the Company estimated the expected term of the stock options using the “simplified method,” as the Company had limited historical information from which to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. The Company now has sufficient historical exercise data and has determined it is no longer appropriate to use the “simplified method”. Additionally, the Company no longer uses comparable public company data to estimate expected volatility and instead bases its expected volatility assumption on the historical volatility of its own stock price. The Company will apply this methodology prospectively and the change in estimates did not have a material impact for the three and six months ended June 30, 2026.
The Company accounts for forfeitures of RSUs and stock option awards as they occur.

Share-Based Compensation
The Company measures share-based awards at grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company’s share-based compensation consists of restricted stock units, or RSUs, and options to purchase common stock, or stock option awards.
The Company uses the Black-Scholes option pricing model to value its stock option awards.
Estimating the fair value of stock option awards requires the input of assumptions, including the expected term of stock options and stock price volatility. The assumptions used in estimating the fair value of share-based awards represent management’s estimate and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, share-based compensation expense could be materially different for future awards.
The expected term of the stock options is estimated using the “simplified method,” as the Company has limited historical information from which to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. The simplified method is the midpoint between the vesting period and the contractual term of the option.
For stock price volatility, the Company uses a composite of comparable public company data as a basis for its expected volatility and considers the historic volatility of its common stock from its initial public offering to date to calculate the fair value of option grants. The selection of comparable public company data requires the application of management’s judgement.
The Company accounts for forfeitures of RSUs and stock option awards as they occur.

License and Other Revenue
License and Other Revenue
The Company may enter into license agreements and transition services agreements (see Note 7) under which it may license rights to research, develop, manufacture, and commercialize its product candidates to third parties and provide transition services for such licenses. Payments under these arrangements may include non-refundable, upfront fees, reimbursement of certain costs, payments upon the achievement of certain milestones, and royalties on product sales.
The Company applies FASB ASC Topic 606, Revenue from Contracts with Customers, or ASC 606, when all of the following criteria are met, to determine a valid contract exists: (i) the parties have approved the contract and are committed to perform their respective obligations; (ii) the Company can identify each party’s rights regarding the goods or services to be transferred; (iii) the Company can identify the payment terms for the goods or services to be transferred; (iv) the contract has commercial substance; and (v) the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer. Once it is determined that a valid contract exists, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including consideration of the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations on a relative stand-alone selling price basis; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. As part of the accounting for these arrangements, the Company must use its judgment to determine the number of performance obligations, the transaction price, the stand-alone selling price for each performance obligation identified in the contract for the allocation of transaction price, the contract term and pattern of satisfaction of the performance obligations. The Company uses judgment to determine whether milestones or other variable consideration, except for certain sales-based milestone payments and royalties, should be included in the transaction price as described further below.
At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method set forth in ASC 606. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as those subject to regulatory approvals, are not considered probable of being achieved until those approvals are received. The Company evaluates factors such as the scientific, clinical, regulatory, commercial and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgment involved in determining whether it is probable that a significant revenue reversal would not occur. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis in the consolidated statements of operations and comprehensive loss in the period of adjustment.
For customer contracts in the scope of ASC 606, amounts due to the Company are recorded as accounts receivable on the Company’s consolidated balance sheet when the Company’s right to consideration is unconditional. Amounts received prior to satisfying the related performance obligations are classified on the Company’s consolidated balance sheet as current deferred revenue if expected to be recognized as revenue within 12 months following the consolidated balance sheet date and as deferred revenue, net of current portion, if amounts are not expected to be recognized as revenue within the 12 months following the consolidated balance sheet date. The Company does not evaluate a contract for a significant financing component if payment is expected within one year or less from the transfer of promised items to the customer.

License and Other Revenue
The Company may enter into license agreements and transition services agreements (see Note 8) under which it may license rights to research, develop, manufacture, and commercialize its product candidates to third parties, and provide transition services for such licenses. Payments under these arrangements may include non-refundable, upfront fees, reimbursement of certain costs, payments upon the achievement of certain milestones, and royalties on product sales.
The Company applies FASB ASC Topic 606, Revenue from Contracts with Customers, or ASC 606, when all of the following criteria are met, to determine a valid contract exists: (i) the parties have approved the contract and are committed to perform their respective obligations; (ii) the Company can identify each party’s rights regarding the goods or services to be transferred; (iii) the Company can identify the payment terms for the goods or services to be transferred; (iv) the contract has commercial substance; and (v) the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer. Once it is determined that a valid contract exists, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including consideration of the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations on a relative stand-alone selling price basis; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. As part of the accounting for these arrangements, the Company must use its judgment to determine the number of performance obligations, the transaction price, the stand-alone selling price for each performance obligation identified in the contract for the allocation of transaction price, the contract term and pattern of satisfaction of the performance obligations. The Company uses judgment to determine whether milestones or other variable consideration, except for certain sales-based milestone payments and royalties, should be included in the transaction price as described further below.
At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method set forth in ASC 606. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as those subject to regulatory approvals, are not considered probable of being achieved until those approvals are received. The Company evaluates factors such as the scientific, clinical, regulatory, commercial and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgment involved in determining whether it is probable that a significant revenue reversal would not occur. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis in the statements of operations and comprehensive loss in the period of adjustment.
For customer contracts in the scope of ASC 606, amounts due to the Company are recorded as accounts receivable on the Company’s balance sheet when the Company’s right to consideration is unconditional. Amounts received prior to satisfying the related performance obligations are classified on the Company’s balance sheet as current deferred revenue if expected to be recognized as revenue within 12 months following the balance sheet date and as deferred revenue, net of current portion, if amounts are not expected to be recognized as revenue within the 12 months following the balance sheet date. The Company does not evaluate a contract for a significant financing component if payment is expected within one year or less from the transfer of promised items to the customer.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share of common stock is computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. Diluted loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as stock options, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive.
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Six Months Ended June 30,
	2026	2025
Stock options	647,621	726,590
Unvested restricted stock units	15,000	52,500
Employee stock purchase plan	—	1,357
	662,621	780,447

Net Loss Per Share
Basic net loss per share of common stock is computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. Diluted loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as stock options, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive.
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Year Ended December 31,
	2025	2024
Stock options	658,973	577,581
Unvested restricted stock units	50,000	7,093
Employee stock purchase plan	696	2,636
	709,669	587,310

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, or ASU 2024-03, which requires entities to provide disclosures to disaggregate operating expenses into specific categories, such as salaries and wages, depreciation, and amortization, to provide enhanced transparency into the nature and function of expenses. ASU 2024-03 is effective for the Company’s first fiscal year beginning after December 15, 2026, and for interim periods within the Company’s first fiscal year beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 may be applied retrospectively or prospectively. The Company is currently evaluating the impact of this guidance on its disclosures.
In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, or ASU 2025-06. ASU 2025-06 is intended to increase the operability of the accounting for internal-use software costs by removing all references to software development project stages. ASU 2025-06 requires capitalization of software costs to start when management has authorized and committed to funding the software project, it is probable that the project will be completed and the software will be used to perform the function intended. ASU 2025-06 is effective for the Company’s first fiscal year beginning after December 15, 2027, and for interim periods within that year with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.
In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, or ASU 2025-11. The amendments reorganize and clarify the interim disclosure requirements in U.S. GAAP and establish a single, principles based framework for determining the information that should be disclosed in interim periods. ASU 2025-11 is effective for the Company for interim periods within annual periods beginning after December 15, 2027, with early adoption permitted. The guidance can be applied prospectively or retrospectively. The Company is currently evaluating the impact of ASU 2025-11 on its interim consolidated financial statement disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40) Disaggregation of Income Statement Expenses, or ASU 2024-03, which requires entities to provide disclosures to disaggregate operating expenses into specific categories, such as salaries and wages, depreciation, and amortization, to provide enhanced transparency into the nature and function of expenses. ASU 2024-03 is effective for the Company’s first fiscal year beginning after December 15, 2026, and for interim periods within the Company’s first fiscal year beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 may be applied retrospectively or prospectively. The Company is currently evaluating the impact of this guidance on its disclosures.
In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, or ASU 2025-06. ASU 2025-06 is intended to increase the operability of the accounting for internal-use software costs by removing all references to software development project stages. ASU 2025-06 requires capitalization of software costs to start when management has authorized and committed to funding the software project, it is probable that the project will be completed, and the software will be used to perform the function intended. ASU 2025-06 is effective for the Company’s first fiscal year beginning after December 15, 2027, and for interim periods within that year with early adoption permitted. The Company is currently evaluating the impact of this guidance on its financial statements.
In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, or ASU 2025-11. The amendments reorganize and clarify the interim disclosure requirements in U.S. GAAP and establish a single, principles based framework for determining the information that should be disclosed in interim periods. ASU 2025-11 is effective for the Company for interim periods within annual periods beginning after December 15, 2027, with early adoption permitted. The guidance can be applied prospectively or retrospectively. The Company is currently evaluating the impact of ASU 2025-11 on its interim financial statement disclosures.
Recently Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, or ASU 2023-09, which requires that an entity, on an annual basis, disclose additional income tax information, primarily related to the rate reconciliation and income taxes paid. The amendments in ASU 2023-09 are intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this ASU are effective for annual periods beginning after December 15, 2024 with early adoption permitted. The Company adopted this new accounting pronouncement retrospectively during the year ended December 31, 2025. Refer to Note 14 for additional disclosures.